CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 13.6%
Diversified Telecommunication Services - 1.0%
Verizon Communications Inc.	158,733	$9,230,324

Entertainment - 1.9%
Walt Disney Co.	92,870	17,136,372	*

Interactive Media & Services - 6.9%
Alphabet Inc., Class A Shares	7,321	15,099,709	*
Alphabet Inc., Class C Shares	7,702	15,932,588	*
Facebook Inc., Class A Shares	68,703	20,235,095	*
Pinterest Inc., Class A Shares	139,470	10,324,964	*

Total Interactive Media & Services		61,592,356

Media - 2.7%
Comcast Corp., Class A Shares	449,988	24,348,851

Wireless Telecommunication Services - 1.1%
T-Mobile US Inc.	76,583	9,595,084	*

TOTAL COMMUNICATION SERVICES		121,902,987

CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.6%
General Motors Co.	89,533	5,144,566	*

Household Durables - 0.6%
Toll Brothers Inc.	88,044	4,994,736

Internet & Direct Marketing Retail - 3.4%
Amazon.com Inc.	9,983	30,888,201	*

Specialty Retail - 4.2%
Home Depot Inc.	79,877	24,382,454
TJX Cos. Inc.	207,777	13,744,449

Total Specialty Retail		38,126,903

TOTAL CONSUMER DISCRETIONARY		79,154,406

CONSUMER STAPLES - 5.9%
Beverages - 1.8%
Coca-Cola Co.	137,331	7,238,717
PepsiCo Inc.	62,719	8,871,603

Total Beverages		16,110,320

Food & Staples Retailing - 1.9%
Walmart Inc.	125,536	17,051,555

Food Products - 0.8%
Mondelez International Inc., Class A Shares	127,731	7,476,095

Household Products - 1.4%
Procter & Gamble Co.	89,197	12,079,950

TOTAL CONSUMER STAPLES		52,717,920

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	99,770	$10,454,898
Exxon Mobil Corp.	138,216	7,716,599
Kinder Morgan Inc.	250,814	4,176,053
Pioneer Natural Resources Co.	34,213	5,433,709

TOTAL ENERGY		27,781,259

FINANCIALS - 12.2%
Banks - 5.9%
Bank of America Corp.	379,925	14,699,298
JPMorgan Chase & Co.	210,440	32,035,281
US Bancorp	103,413	5,719,773

Total Banks		52,454,352

Capital Markets - 1.0%
CME Group Inc.	22,956	4,688,304
Intercontinental Exchange Inc.	41,260	4,607,917

Total Capital Markets		9,296,221

Diversified Financial Services - 3.1%
Berkshire Hathaway Inc., Class A Shares	71	27,384,842	*

Insurance - 2.2%
Chubb Ltd.	8,617	1,361,227
Travelers Cos. Inc.	123,342	18,550,637

Total Insurance		19,911,864

TOTAL FINANCIALS		109,047,279

HEALTH CARE - 12.4%
Biotechnology - 0.4%
Amgen Inc.	16,414	4,083,967

Health Care Equipment & Supplies - 2.0%
Becton Dickinson and Co.	19,407	4,718,812
Medtronic PLC	111,921	13,221,228

Total Health Care Equipment & Supplies		17,940,040

Health Care Providers & Services - 2.2%
UnitedHealth Group Inc.	52,993	19,717,106

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific Inc.	40,992	18,707,929

Pharmaceuticals - 5.7%
Eli Lilly & Co.	32,277	6,029,989
Johnson & Johnson	119,871	19,700,799

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Merck & Co. Inc.	207,907	$16,027,550
Pfizer Inc.	248,169	8,991,163

Total Pharmaceuticals		50,749,501

TOTAL HEALTH CARE		111,198,543

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.2%
Northrop Grumman Corp.	10,247	3,316,339
Raytheon Technologies Corp.	191,041	14,761,738
Teledyne Technologies Inc.	3,768	1,558,633	*

Total Aerospace & Defense		19,636,710

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	82,171	13,968,248

Commercial Services & Supplies - 1.1%
Waste Management Inc.	78,912	10,181,226

Industrial Conglomerates - 2.9%
3M Co.	26,621	5,129,335
Honeywell International Inc.	96,188	20,879,529

Total Industrial Conglomerates		26,008,864

Machinery - 0.3%
Otis Worldwide Corp.	36,273	2,482,887

Road & Rail - 1.1%
Canadian Pacific Railway Ltd.	17,563	6,661,470
Union Pacific Corp.	13,018	2,869,298

Total Road & Rail		9,530,768

TOTAL INDUSTRIALS		81,808,703

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.6%
Arista Networks Inc.	17,880	5,397,793	*

IT Services - 6.3%
Automatic Data Processing Inc.	70,893	13,361,204
Cognizant Technology Solutions Corp., Class A Shares	97,166	7,590,608
Fidelity National Information Services Inc.	51,069	7,180,812
International Business Machines Corp.	36,286	4,835,472
Visa Inc., Class A Shares	113,048	23,935,653

Total IT Services		56,903,749

Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV, Registered Shares	19,441	12,002,096
Texas Instruments Inc.	30,253	5,717,515

Total Semiconductors & Semiconductor Equipment		17,719,611

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Software - 10.5%
Adobe Inc.	34,265	$16,288,553	*
Microsoft Corp.	283,908	66,936,989
Oracle Corp.	81,192	5,697,243
salesforce.com Inc.	23,536	4,986,572	*

Total Software		93,909,357

Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.	378,192	46,196,153

TOTAL INFORMATION TECHNOLOGY		220,126,663

MATERIALS - 7.6%
Chemicals - 5.5%
Air Products & Chemicals Inc.	49,719	13,987,943
Ecolab Inc.	43,467	9,304,981
PPG Industries Inc.	120,484	18,103,926
Sherwin-Williams Co.	10,232	7,551,318

Total Chemicals		48,948,168

Construction Materials - 0.6%
Vulcan Materials Co.	30,828	5,202,225

Containers & Packaging - 0.6%
Ball Corp.	62,206	5,271,336

Metals & Mining - 0.9%
ArcelorMittal SA, Registered Shares	293,774	8,569,388	*

TOTAL MATERIALS		67,991,117

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	49,000	11,713,940

UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.	33,340	2,520,837

Multi-Utilities - 0.3%
Sempra Energy	24,250	3,215,065

TOTAL UTILITIES		5,735,902

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $305,660,466)		889,178,719

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	6,116,175	$6,116,175
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	1,529,044	1,529,044	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,645,219)			7,645,219

TOTAL INVESTMENTS - 100.1% (Cost - $313,305,685)			896,823,938
Liabilities in Excess of Other Assets - (0.1)%			(467,187)

TOTAL NET ASSETS - 100.0%			$896,356,751

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2021, the total market value of investments in Affiliated Companies was $1,529,044 and the cost was $1,529,044 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by

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Notes to Schedule of Investments (unaudited) (continued)

the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$889,178,719	—	—	$889,178,719
Short-Term Investments†	7,645,219	—	—	7,645,219

Total Investments	$896,823,938	—	—	$896,823,938

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$527,693	$3,813,554	3,813,554	$2,812,203	2,812,203	—	$30	—	$1,529,044

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